Group Information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Group Information
25.	GROUP INFORMATION

A.	Related parties
Details of transactions and balances with related parties are as follows:

	31 December 2021
(Euros)	Shareholders	Joint Venture	Key management	Total

Expenses
Interest on convertible bonds (see note 13 and 22)	1,436,828	—	—	1,436,828
Valuations of convertible bonds (see note 13 and 22)	19,148,242	—	—	19,148,242
Interest on shareholder and other loans (see note 22)	2,864	60,709	—	63,573
Professional services	—	—	—	—

Statement of financial position
Non-current loans granted to Joint Venture (see note 13)	—	565,873	—	565,873
Current loans granted to Joint Venture (see note 13)	—	685,048	—	685,048
Receivables from Joint Venture (see note 13)	—	535,268	—	535,268
Borrowings (see note 13)	(21,139)	—	—	(21,139)

	31 December 2020
(Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on convertible bonds (see note 13 and 22)	214,427	—	—	214,427
Interest on shareholder and other loans (see note 22)	7,578	—	—	7,578
Other financial interest	—	—	10,048	10,048
Professional services	—	—	63,500	63,500

Statement of financial position
Current loans granted to Joint Venture (see note 13)	—	474,174	—	474,174
Receivables from Joint Venture (see note 13)	—	475,565	—	475,565
Convertible bonds (see note 13)	(18,094,427)	—	—	(18,094,427)
Borrowings (see note 13)	(108,481)	—	—	(108,481)
Trade and other financial payables (see note 13)	(29,040)	—	—	(29,040)

In June 4, 2021 the Group has entered into a contract with a subsidiary of Iberdrola group for the arrangement of offices in Barcelona. This contract has impacted in the financial statements as a Right of Use totaling at 31 December 2021 €4,848,142 and lease liabilities totaling at 31 December 2021 €5,055,498.
At 31 December 2020, convertible bonds amounted to Euros 26,145,982 and the nominal amount stood at Euros 25,880,000 at 31 December 2020) (Note 13). Part of this convertible bond was signed with its current shareholders for a total amount of Euros 17,880,000 at 31 December 2020. The remaining convertible bonds were signed with two third party investors.
Furthermore, in April 2021, the Company
successfully
closed the issuance of a new convertible bond of Euros 27,550,000.
Part
of this convertible bond was signed with its current shareholders for a total amount of Euros 20,550,000. The remaining convertible bonds were signed with two third party investors.
On 16 September 2021, convertible bonds and a convertible note were converted, including part of the accrued interest, for Euros 87,031,625.
All
of this convertible bond was
converted
, including a nominal amount of Euros 38,430,000 and Euros 1,651,255 for capitalizable interest. The remaining convertible bonds correspond to three third party investors who from that moment on become shareholders of the Group.
Finally, from interest expenses amounting to Euro
s 2,385,328
(Notes 13 and 21), Euro
s 1,436,828
are with shareholders and the rest with third party investors (Euro
s 265,982
for total interest expenses and Euros
214,427
interest with shareholders at 31
December 2020).
There were no write-offs of receivables on related parties during the financial years 2021, 2020 and 2019. No credit loss provisions were recognized for receivables on related parties as at 31 December 2021, 31 December 2020 and 31 December 2019.
B.	Remuneration of Directors and Key Management
Details of the remuneration accrued by the members of the Company’s senior management are as follows:

(Euros)	2021	2020	2019
Salaries and similar	2,921,274	870,222	513,432
Share-based payment plan expenses	1,755,773	1,339,262	398,171

Total	4,677,047	2,209,484	911,603

Remuneration received for executive functions corresponds to those individuals who exercise senior management functions in the Company, including the directors, details of which are shown in the table above.
No expenses for post-employment benefits were charged during 2021, 2020 and 2019.
At 31 December 2021 and 2020 the Company has no pension or life insurance obligations with members of senior management.
At 31 December 2021 and 2020 no advances or loans have been granted to members of senior management, nor has the Company extended any guarantees on their behalf.
During

2021 public liability insurance premiums of Euros 3,646
(Euros 3,510
at 31
 December 2020)
have been paid for damages or losses incurred by directors in the performance of their duties.